Revenue - Summary of Revenue by Segment and Asset (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reportable segments [line items]
Revenue	$ 42,931	$ 44,288	$ 43,129
Revenue [member]
Disclosure of reportable segments [line items]
Revenue	42,931	44,288	43,129
Reportable segments [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	4,070	5,930	5,408
Reportable segments [member] | Petroleum [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	4,008	5,853	5,333
Reportable segments [member] | Petroleum [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue	62	77	75
Reportable segments [member] | Petroleum [member] | Australia Production Unit [member]
Disclosure of reportable segments [line items]
Revenue	361	507	568
Reportable segments [member] | Petroleum [member] | Bass Strait Australia [member]
Disclosure of reportable segments [line items]
Revenue	1,102	1,237	1,285
Reportable segments [member] | Petroleum [member] | North West Shelf Australia [member]
Disclosure of reportable segments [line items]
Revenue	1,076	1,657	1,400
Reportable segments [member] | Petroleum [member] | Atlantis [member]
Disclosure of reportable segments [line items]
Revenue	561	979	833
Reportable segments [member] | Petroleum [member] | Shenzi [member]
Disclosure of reportable segments [line items]
Revenue	277	540	576
Reportable segments [member] | Petroleum [member] | Mad Dog [member]
Disclosure of reportable segments [line items]
Revenue	216	319	229
Reportable segments [member] | Petroleum [member] | Trinidad/Tobago [member]
Disclosure of reportable segments [line items]
Revenue	191	287	161
Reportable segments [member] | Petroleum [member] | Algeria [member]
Disclosure of reportable segments [line items]
Revenue	159	258	234
Reportable segments [member] | Petroleum [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue	39	10	12
Reportable segments [member] | Petroleum [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue	88	136	110
Reportable segments [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	10,666	10,838	12,781
Reportable segments [member] | Copper [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	10,666	10,838	12,781
Reportable segments [member] | Copper [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue	1,089	1,109	1,349
Reportable segments [member] | Copper [member] | Escondida [member]
Disclosure of reportable segments [line items]
Revenue	6,719	6,876	8,346
Reportable segments [member] | Copper [member] | Pampa Norte [member]
Disclosure of reportable segments [line items]
Revenue	1,395	1,502	1,831
Reportable segments [member] | Copper [member] | Olympic Dam [member]
Disclosure of reportable segments [line items]
Revenue	1,463	1,351	1,255
Reportable segments [member] | Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	20,797	17,255	14,810
Reportable segments [member] | Iron Ore [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	20,797	17,251	14,797
Reportable segments [member] | Iron Ore [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue		4	13
Reportable segments [member] | Iron Ore [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue	15	32	54
Reportable segments [member] | Iron Ore [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue	119	157	160
Reportable segments [member] | Iron Ore [member] | Western Australia Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	20,663	17,066	14,596
Reportable segments [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	6,242	9,121	8,889
Reportable segments [member] | Coal [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	6,241	9,121	8,889
Reportable segments [member] | Coal [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue	1
Reportable segments [member] | Coal [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue		19	2
Reportable segments [member] | Coal [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue		2
Reportable segments [member] | Coal [member] | Queensland Coal [member]
Disclosure of reportable segments [line items]
Revenue	5,357	7,679	7,388
Reportable segments [member] | Coal [member] | New South Wales Energy Coal [member]
Disclosure of reportable segments [line items]
Revenue	885	1,421	1,499
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	1,156	1,144	1,241
Group and unallocated items/eliminations [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	1,219	1,225	1,329
Group and unallocated items/eliminations [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue	$ (63)	$ (81)	$ (88)